Equity accounted investments - ORYX GTL Limited (Details) - ZAR (R) R in Millions		12 Months Ended
	Jul. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Significant events and transactions
Cash and cash equivalents		R 43,304	R 41,050
Total assets		363,818	359,555
Non-current liabilities		112,111	132,508
Tax payable		1,051	636	R 1,108
Summarised income statement
Turnover		272,118	249,096	275,111
Depreciation and amortisation		(13,602)	(14,002)	(15,644)
Other operating expenses		(16,435)	(8,711)	(13,854)
Earnings/(loss) before interest and tax (EBIT/(LBIT))		25,690	18,819	(27,305)
Finance income		2,329	2,925	3,226
Finance costs		(9,412)	(9,462)	(10,427)
Earnings/(loss) before tax		18,607	12,282	(34,506)
Taxation		(4,149)	(4,556)	(9,739)
Earnings/(loss) for the year		14,458	7,726	(44,245)
Reconciliation of summarised financial information
(Loss)/earnings before tax for the year		18,607	12,282	(34,506)
Taxation		(4,149)	(4,556)	(9,739)
Dividends paid		(513)	(233)	(7,850)
Carrying value of equity accounted investment		10,715	12,959
ORYX GTL
Significant events and transactions
Non-current assets		14,217	17,784
Deferred tax asset		1,065	490
Cash and cash equivalents		1,024	861
Other current assets		6,132	6,833
Total assets		22,438	25,968
Non-current liabilities		6,320	6,602
Current liabilities		2,610	1,350
Tax payable			608
Total liabilities		8,930	8,560
Net assets		13,508	17,408	21,181
Summarised income statement
Turnover		8,848	14,475
Depreciation and amortisation		(3,072)	(3,316)
Other operating expenses		(6,369)	(7,728)
Earnings/(loss) before interest and tax (EBIT/(LBIT))		(593)	3,431
Finance income		24	49
Finance costs		(325)	(189)
Earnings/(loss) before tax		(894)	3,291
Taxation		(65)	(1,357)
Earnings/(loss) for the year		(959)	1,934
The Group's share of (loss)/profits of equity accounted investment		(470)	948
Share of (loss)/profit before tax		(438)	1,613
Taxation		(32)	(665)
Reconciliation of summarised financial information
Net assets at the beginning of the year	R 13,508	17,408	21,181
(Loss)/earnings before tax for the year		(894)	3,291
Taxation		(65)	(1,357)
Foreign exchange differences		(1,227)	(440)
Dividends paid		(1,714)	(5,267)
Net assets at the end of the year		13,508	17,408	R 21,181
Carrying value of equity accounted investment		R 6,619	R 8,530
Share of pre-tax profits (as a percent)		49.00%	49.00%
Dividends declared and received from joint ventures		R 1,700	R 5,300
Percentage of operated capacity	50.00%